Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Columbia Emerging Markets Fund Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 12,660	$ 11,479	$ 11,564	$ 18,186	$ 14,685	$ 11,368	$ 11,319	$ 11,691	$ 9,217	$ 8,066	$ 10,000
Columbia Emerging Markets Fund Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 12,604	11,440	11,525	18,132	14,650	11,340	11,299	11,675	9,202	8,065	10,000
Columbia Emerging Markets Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,448	11,306	11,400	17,959	14,518	11,264	11,242	11,632	9,180	8,059	10,000
Columbia Emerging Markets Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,272	10,340	10,523	16,751	13,679	10,717	10,802	11,283	9,000	7,972	10,000
Columbia Emerging Markets Fund Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,448	11,306	11,399	17,956	14,522	11,264	11,242	11,620	9,177	8,055	10,000
Columbia Emerging Markets Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,435	10,417	10,523	16,626	13,474	10,481	10,481	10,870	8,605	7,571	9,423
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 12,877	11,191	11,052	14,134	11,669	10,193	10,658	10,731	8,617	7,705	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 16,596	$ 13,899	$ 11,787	$ 14,697	$ 11,653	$ 10,980	$ 11,349	$ 10,872	$ 9,242	$ 9,253	$ 10,000